CONTRACT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES	The balances of contract liabilities are as follows:
	As of June 30,
	2025	2024
Contract liabilities, current	$5,007,811	$7,032,566
Total	$5,007,811	$7,032,566

SCHEDULE OF MOVEMENT OF CONTRACT LIABILITIES

Movement of contract labilities were as followings:

	For the years ended June 30,
	2025	2024
Beginning Balance	$7,032,566	$9,426,113
Addition during the year, net	3,209,501	3,681,685
Redemptions recognized as revenue during the year	(2,154,986)	(2,589,166)
Expired recognized as revenue during the year	(3,057,412)	(3,516,607)
Translation difference	(21,858)	30,541
Ending Balance	$5,007,811	$7,032,566